Sales Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Sales Revenue
Schedule of Sales Revenue

	01.01.-31.12.2019			01.01.-31.12.2018			01.01.-31.12.2017
Sales revenue (in EUR thousands)	Product revenue	Development revenues	Other	Product revenue	Development revenues	Other	Product revenue	Development revenues	Other
Germany	4,633	-	-	3,307	-	-	2,674	-	-
Europe	2,603	-	-	2,737	-	-	1,616	-	-
U.S.	23,343	-	-	14,894	-	-	6,312	-	-
Other regions	-	686	-	-	129	40	-	1,423	-
Total	30,579	686	-	20,938	129	40	10,602	1,423	-